COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating lease commitments
2019	¥ 335
2020	225
2021	154
2022	96
2023	73
Thereafter	114
Total	997
Operating lease, rental expense
Rental expense	502	¥ 445	¥ 378
Capital commitments
Outstanding capital commitments	17
Guarantee
Quota amount of air tickets	1,100
Deposits paid	140
Maximum amount of future payments	¥ 941